Revenues	12 Months Ended
Dec. 31, 2024
Revenues
Revenues

4. Revenues

The following table shows the revenues earned from time, bareboat and voyage charters contracts for the years ended December 31, 2024, 2023 and 2022:

	For the year ended December 31,
	2024	2023	2022
Time and bareboat charters (operating leases)	$369,413	$230,809	$172,143
Voyage charters	—	10,958	15,109
Total	$369,413	$241,767	$187,252

As of December 31, 2024, all of the Company’s vessels were employed under time and bareboat charter agreements with the remaining tenor ranging between 0.8 and 9.8 years. From these time and bareboat charter agreements 12 include extensions at the charterers’ option that range between 2.2 to 9.1 years. As of December 31, 2023, all of the Company’s vessels were employed under time charter agreements with the remaining tenor ranging between 1.8 and 9.2 years. From these time charter agreements 10 include extensions at the charterers’ option that range between 2.2 to 9.2 years.

As of December 31, 2024 and 2023 there were no voyage expenses incurred between the contract date and the date of the vessel’s arrival to the load port and no unearned revenue related to undelivered performance obligations.